The Gabelli Global Utility & Income Trust

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 78.1%
	ENERGY AND UTILITIES — 32.4%
	Alternative Energy — 0.5%
	U.S. Companies
13,000	NextEra Energy Partners LP	$606,320
3,500	Ormat Technologies Inc.	193,025

		799,345

	Diversified Industrial — 1.8%
	Non U.S. Companies
16,000	Bouygues SA	571,647
15,800	Jardine Matheson Holdings Ltd.	985,288
17,000	Jardine Strategic Holdings Ltd.	636,310

	U.S. Companies
16,000	Flowserve Corp.	722,240
20,000	General Electric Co.	199,800

		3,115,285

	Electric Transmission and Distribution — 2.4%
	Non U.S. Companies
6,000	Algonquin Power & Utilities Corp.	67,482
28,000	Enel Chile SA, ADR	145,040
11,000	Fortis Inc.	406,548
6,000	Landis+Gyr Group AG	379,613
20,000	Red Electrica Corp. SA	426,267

	U.S. Companies
2,400	Consolidated Edison Inc.	203,544
24,000	Twin Disc Inc.†	399,600
4,000	Unitil Corp.	216,680
24,000	WEC Energy Group Inc.	1,897,920

		4,142,694

	Energy and Utilities: Integrated — 17.0%
	Non U.S. Companies
140,000	A2A SpA	255,435
16,000	BP plc, ADR	699,520
10,000	Chubu Electric Power Co. Inc.	155,960
152,000	Datang International Power Generation Co. Ltd., Cl. H	40,663
2,000	E.ON SE	22,238
11,500	E.ON SE, ADR	127,707
3,000	EDP - Energias de Portugal SA	11,795
9,000	EDP - Energias de Portugal SA, ADR	354,915
10,000	Electric Power Development Co. Ltd.	243,255
5,500	Emera Inc.	205,661
8,500	Endesa SA	216,824
28,000	Enel Americas SA, ADR	250,040
90,000	Enel SpA	575,864
1,000	Eni SpA	17,672
225,000	Hera SpA	813,721

Shares		Market Value
12,000	Hokkaido Electric Power Co. Inc.	$68,862
18,000	Hokuriku Electric Power Co.†	140,973
14,000	Huaneng Power International Inc., ADR	324,100
111,509	Iberdrola SA	978,922
34,000	Korea Electric Power Corp., ADR†	442,340
22,000	Kyushu Electric Power Co. Inc.	259,442
12,000	Shikoku Electric Power Co. Inc.	145,953
12,000	The Chugoku Electric Power Co. Inc.	149,526
14,000	The Kansai Electric Power Co. Inc.	206,154
8,000	Tohoku Electric Power Co. Inc.	101,922
100	Uniper SE	3,016
2,000	Verbund AG	95,977

	U.S. Companies
2,000	ALLETE Inc.	164,460
20,000	Ameren Corp.	1,471,000
27,500	American Electric Power Co. Inc.	2,303,125
2,500	Avangrid Inc.	125,875
15,000	Avista Corp.	609,300
2,400	Black Hills Corp.	177,768
11,007	Dominion Energy Inc.	843,797
10,000	Duke Energy Corp.	900,000
3,600	El Paso Electric Co.	211,752
800	Evergy Inc.	46,440
24,000	Eversource Energy	1,702,800
15,000	Hawaiian Electric Industries Inc.	611,550
13,000	MGE Energy Inc.	883,610
5,500	NextEra Energy Inc.	1,063,260
36,000	NiSource Inc.	1,031,760
10,500	NorthWestern Corp.	739,305
37,000	OGE Energy Corp.	1,595,440
11,200	Otter Tail Corp.	557,984
6,000	PG&E Corp.†	106,800
14,000	Pinnacle West Capital Corp.	1,338,120
7,000	PPL Corp.	222,180
29,000	Public Service Enterprise Group Inc.	1,722,890
105,000	The AES Corp.	1,898,400
20,000	The Southern Co.	1,033,600
18,000	Xcel Energy Inc.	1,011,780

		29,281,453

	Natural Gas Integrated — 2.4%
	Non U.S. Companies
80,000	Snam SpA	410,921

	U.S. Companies
16,000	Anadarko Petroleum Corp.	727,680
8,000	Apache Corp.	277,280
14,000	Kinder Morgan Inc.	280,140
37,000	National Fuel Gas Co.	2,255,520
4,000	ONEOK Inc.	279,360

		4,230,901

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Utilities — 2.7%
	Non U.S. Companies
1,500	Enagas SA	$43,648
10,000	Engie, ADR	148,700
1,000	Engie SA	14,897
16,000	Italgas SpA	98,786
40,000	National Grid plc	443,252
15,000	National Grid plc, ADR	837,600
50,000	Valener Inc.	978,411

	U.S. Companies
8,000	Atmos Energy Corp.	823,440
2,000	Chesapeake Utilities Corp.	182,420
1,000	ONE Gas Inc.	89,030
10,000	Southwest Gas Holdings Inc.	822,600
2,000	Spire Inc.	164,580

		4,647,364

	Natural Resources — 0.4%
	Non U.S. Companies
1,000	Cameco Corp.	11,790

	U.S. Companies
21,000	California Resources Corp.†	539,910
10,000	CNX Resources Corp.†	107,700
1,000	CONSOL Energy Inc.†	34,220
644	Diamondback Energy Inc.	65,385

		759,005

	Oil — 1.0%
	Non U.S. Companies
3,600	PetroChina Co. Ltd., ADR	235,548
10,000	Petroleo Brasileiro SA, ADR	159,200
9,000	Royal Dutch Shell plc, Cl. A, ADR	563,310

	U.S. Companies
1,000	Chevron Corp.	123,180
1,000	ConocoPhillips	66,740
6,000	Devon Energy Corp.	189,360
14,000	Whiting Petroleum Corp.†	365,960

		1,703,298

	Services — 1.5%
	Non U.S. Companies
30,000	ABB Ltd., ADR	566,100
23,000	Enbridge Inc.	833,980
79,058	Nice SpA	309,506
300,000	Weatherford International plc†	209,400

	U.S. Companies
12,000	AZZ Inc.	491,160

Shares		Market Value
5,000	Halliburton Co.	$146,500
1,400	National Oilwell Varco Inc.	37,296

		2,593,942

	Water — 2.4%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	64,350
98,000	Severn Trent plc	2,522,181
35,000	United Utilities Group plc	371,252

	U.S. Companies
9,000	Aqua America Inc.	327,960
5,400	California Water Service Group	293,112
4,000	Middlesex Water Co.	223,960
6,500	SJW Group	401,310

		4,204,125

	Environmental Services — 0.2%
	Non U.S. Companies
500	Suez	6,624
12,000	Veolia Environnement SA	268,279

		274,903

	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
3,000	NRG Energy Inc.	127,440

	TOTAL ENERGY AND UTILITIES	55,879,755

	OTHER — 27.2%
	Aerospace — 0.7%
	Non U.S. Companies
85,000	Rolls-Royce Holdings plc	999,922

	U.S. Companies
8,000	AAR Corp.	260,080

		1,260,002

	Automotive — 0.0%
	Non U.S. Companies
350	Ferrari NV	46,830

	Automotive: Parts and Accessories — 0.0%
	Non U.S. Companies
1,500	Linamar Corp.	53,788

	Building and Construction — 0.1%
	Non U.S. Companies
500	Acciona SA	55,695

	U.S. Companies
4,000	Arcosa Inc.	122,200

		177,895

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	OTHER (Continued)
	Business Services — 4.4%
	Non U.S. Companies
100,000	Gemalto NV†	$5,718,709
32,000	JCDecaux SA	973,504
2,000	Mellanox Technologies Ltd.†	236,720
75,000	Sistema PJSC FC, GDR	210,900

	U.S. Companies
16,000	Diebold Nixdorf Inc.†	177,120
6,000	Macquarie Infrastructure Corp.	247,320

		7,564,273

	Computer Software and Services — 3.2%
	Non U.S. Companies
1,000	Tencent Holdings Ltd.	45,988

	U.S. Companies
30,000	Red Hat Inc.†	5,481,000

		5,526,988

	Consumer Products — 0.9%
	Non U.S. Companies
15,000	Scandinavian Tobacco Group A/S	187,066
28,000	Swedish Match AB	1,427,210

		1,614,276

	Consumer Services — 0.3%
	U.S. Companies
12,000	Matthews International Corp., Cl. A	443,400

	Diversified Industrial — 0.9%
	Non U.S. Companies
3,086	Ardagh Group SA	40,118

	U.S. Companies
28,000	Multi-Color Corp.	1,396,920
4,000	Trinity Industries Inc.	86,920

		1,523,958

	Electronics — 1.0%
	Non U.S. Companies
39,000	Sony Corp., ADR	1,647,360

	Entertainment — 1.5%
	Non U.S. Companies
50,000	Grupo Televisa SAB, ADR	553,000
1,000	Naspers Ltd., Cl. N	230,938
46,000	Vivendi SA	1,332,847

	U.S. Companies
10,000	Fox Corp., Cl. B†	358,800

Shares		Market Value

175	The Walt Disney Co.	$19,430

		2,495,015

	Financial Services — 2.2%
	Non U.S. Companies
8,000	Deutsche Bank AG	64,960
8,000	GAM Holding AG	24,986
10,000	Kinnevik AB, Cl. A	264,055
82,000	Resona Holdings Inc.	354,917
15,000	Solium Capital Inc.†	214,165

	U.S. Companies
10,000	AllianceBernstein Holding LP	288,900
20,000	Bank of America Corp.	551,800
3,000	Brookfield Asset Management Inc., Cl. A	139,950
1,500	M&T Bank Corp.	235,530
10,000	The Bank of New York Mellon Corp.	504,300
3,000	The Goldman Sachs Group Inc.	575,970
4,500	The Hartford Financial Services Group Inc.	223,740
2,000	The PNC Financial Services Group Inc.	245,320
2,000	UGI Corp.	110,840

		3,799,433

	Food and Beverage — 4.0%
	Non U.S. Companies
110	Chocoladefabriken Lindt & Spruengli AG	747,878
3,000	Chr. Hansen Holding A/S	304,084
80,000	Davide Campari-Milano SpA	785,229
8,000	Diageo plc, ADR	1,308,880
6,000	Heineken NV	633,208
11,000	Nestlé SA	1,048,356
3,000	Pernod Ricard SA	538,443
1,000	Yakult Honsha Co. Ltd.	69,837

	U.S. Companies
18,000	Cott Corp.	262,980
2,500	General Mills Inc.	129,375
7,000	McCormick & Co. Inc., Non-Voting	1,054,410

		6,882,680

	Health Care — 4.9%
	Non U.S. Companies
10,000	Clementia Pharmaceuticals Inc.†	261,000
50,000	Nightstar Therapeutics plc, ADR†	1,268,500
41,000	Stallergenes Greer plc†	1,678,707

	U.S. Companies
2,000	Celgene Corp.†	188,680
2,500	Johnson & Johnson	349,475
20,000	Owens & Minor Inc.	82,000
40,000	Spark Therapeutics Inc.†	4,555,200

		8,383,562

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Hotels and Gaming — 1.5%
	Non U.S. Companies
15,000	Belmond Ltd., Cl. A†	$373,950
115,000	Genting Singapore Ltd.	88,249
24,000	International Game Technology plc	311,760
330,000	Mandarin Oriental International Ltd.	643,500
330,000	The Hongkong & Shanghai Hotels Ltd.	475,035

	U.S. Companies
4,000	Churchill Downs Inc.	361,040
4,500	Ryman Hospitality Properties Inc., REIT	370,080

		2,623,614

	Machinery — 1.3%
	Non U.S. Companies
150,000	CNH Industrial NV	1,530,000

	U.S. Companies
8,000	CIRCOR International Inc.†	260,800
6,000	Xylem Inc.	474,240

		2,265,040

	Specialty Chemicals — 0.1%
	U.S. Companies
10,000	Axalta Coating Systems Ltd.†	252,100

	Transportation — 0.2%
	U.S. Companies
5,000	GATX Corp.	381,850

	TOTAL OTHER	46,942,064

	COMMUNICATIONS — 18.5%
	Cable and Satellite — 4.9%
	Non U.S. Companies
10,000	Cogeco Inc.	588,469
50,000	ITV plc	82,771
25,104	Liberty Global plc, Cl. A†	625,592
48,000	Liberty Global plc, Cl. C†	1,162,080
10,000	Liberty Latin America Ltd., Cl. A†	193,400
20,000	Liberty Latin America Ltd., Cl. C†	389,000
46,500	Rogers Communications Inc., Cl. B	2,502,630

	U.S. Companies
150	Charter Communications Inc., Cl. A†	52,037
15,000	Comcast Corp., Cl. A	599,700
38,000	DISH Network Corp., Cl. A†	1,204,220
6,000	EchoStar Corp., Cl. A†	218,700
168	Liberty Broadband Corp., Cl. B†	15,708
85,000	WideOpenWest Inc.†	773,500

		8,407,807

Shares		Market Value
	Telecommunications — 11.3%
	Non U.S. Companies
33,000	BCE Inc.	$1,464,870
28,500	BT Group plc, ADR	421,515
40,000	Deutsche Telekom AG, ADR	663,400
128,255	Global Telecom Holding SAE†	33,525
100,000	Inmarsat plc	722,863
465,000	Koninklijke KPN NV	1,474,087
1,000	Maroc Telecom	15,032
391	Millicom International Cellular SA	23,957
5,000	Orange SA, ADR	81,500
29,651	Orascom Investment Holding, GDR†	5,041
80,000	Pharol SGPS SA†	17,320
8,000	Proximus SA	230,723
1,200	Swisscom AG	586,894
2,000	Swisscom AG, ADR	97,780
40,000	Telecom Italia SpA†	24,876
12,000	Telefonica Brasil SA, ADR	144,840
41,000	Telefonica Deutschland Holding AG	128,732
60,000	Telefonica SA, ADR	501,600
70,000	Telekom Austria AG	508,828
22,000	Telenet Group Holding NV	1,058,219
70,000	VEON Ltd., ADR	146,300

	U.S. Companies
230,000	ARRIS International plc†	7,270,300
20,000	AT&T Inc.	627,200
68,000	CenturyLink Inc.	815,320
36,000	Sprint Corp.†	203,400
1,000	T-Mobile US Inc.†	69,100
37,000	Verizon Communications Inc.	2,187,810

		19,525,032

	Wireless Communications — 2.3%
	Non U.S. Companies
3,000	America Movil SAB de CV, Cl. L, ADR	42,840
28,000	Millicom International Cellular SA, SDR	1,700,063
3,500	Mobile TeleSystems PJSC, ADR	26,460
2,000	SK Telecom Co. Ltd., ADR	48,980
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	107,200
95,000	Vodafone Group plc, ADR	1,727,100

	U.S. Companies
6,500	United States Cellular Corp.†	298,415

		3,951,058

	TOTAL COMMUNICATIONS	31,883,897

	TOTAL COMMON STOCKS	134,705,716

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 11/30/20†(a)	$28,920

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 21.9%
$37,935,000	U.S. Treasury Bills,
	2.352% to 2.481%††,
	04/25/19 to 07/25/19	37,728,828

	TOTAL INVESTMENTS — 100.0%
	(Cost $145,401,009)	$172,463,464

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of the Rule 144A security amounted to $28,920 or 0.02% of total investments.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	63.4%	$109,265,585
Europe	26.9	46,315,128
Canada	4.4	7,728,745
Asia/Pacific	2.3	3,966,000
Japan	2.1	3,544,160
Latin America	0.8	1,359,310
South Africa	0.1	230,938
Africa/Middle East	0.0 *	53,598

Total Investments	100.0%	$172,463,464

*	Amount represents less than 0.05%.